Document and Entity Information	Aug. 03, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 03, 2023
Entity File Number	001-06682
Entity Registrant Name	Hasbro, Inc.
Entity Central Index Key	0000046080
Entity Incorporation, State or Country Code	RI
Entity Tax Identification Number	05-0155090
Entity Address, Address Line One	1027 Newport Avenue
Entity Address, City or Town	Pawtucket
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02861
City Area Code	401
Local Phone Number	431-8697
Title of 12(b) Security	Common Stock, $0.50 par value per share
Trading Symbol	HAS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false